Trade and Other Receivables	6 Months Ended
Jun. 30, 2023
Trade and other receivables [Abstract]
TRADE AND OTHER RECEIVABLES

NOTE 4. TRADE AND OTHER RECEIVABLES

	June 30,	December 31,
	2023	2022
Accounts receivable	$145,681	$130,588
Less: allowance for doubtful accounts	(50,241)	(66,852)
Accounts receivable, net	95,440	63,736
VAT receivable, net	275,491	192,154
Other	-	3,248
	$370,931	$259,138

For the six months ended June 30, 2023, the Company recorded bad debt reserve of $53,295 for VAT receivable.